INVESTMENTS - Investments in associates and joint ventures (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 BRL (R$) € / shares	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Investments
Equity	R$ 15,175,130	R$ 15,175,130	R$ 7,337,378	R$ 18,087,969	R$ 12,025,934
Net income (loss) for the year	R$ 8,635,532		R$ (10,714,935)	R$ (2,814,742)
Participation equity in associate (as a percent)	19.14%		23.44%
Company participation, in equity	R$ 263,965	263,965	R$ 96,373
Company participation, in the income of the year	130,316		36,142
Associates
Investments
Company participation, in equity	129,875	129,875	20,859
Company participation, in the income of the year	R$ (23,945)		R$ (13,532)
Ensyn Corporation
Investments
Participation equity in associate (as a percent)	26.24%		25.30%
Company participation, in equity	R$ 4,222	4,222	R$ 5,472
Company participation, in the income of the year	R$ (6,332)		(7,629)
Spinnova Plc
Investments
Participation equity in associate (as a percent)	19.14%
Company participation, in equity	R$ 125,653	125,653	15,387
Company participation, in the income of the year	(17,613)		(5,903)
Joint ventures
Investments
Company participation, in equity	134,090	134,090	75,514
Company participation, in the income of the year	R$ 44,022		R$ 49,674
Ibema Companhia Brasileira de Papel
Investments
Participation equity in associate (as a percent)	49.90%		49.90%
Ibema Companhia Brasileira de Papel | Domestic (Brazil)
Investments
Proportion of ownership interest in joint venture	49.90%
Company participation, in equity	R$ 117,439	117,439	R$ 70,305
Company participation, in the income of the year	R$ 44,026		49,674
F&E Technologies LLC | Foreign
Investments
Participation equity in associate (as a percent)	50.00%
Company participation, in equity	R$ 5,594	5,594	R$ 5,209
Woodspin Oy
Investments
Participation equity in associate (as a percent)	50.00%
Woodspin Oy | Foreign
Investments
Participation equity in associate (as a percent)	50.00%
Company participation, in equity	R$ 11,057	11,057
Company participation, in the income of the year	(4)
Other movements
Investments
Company participation, in the income of the year	110,239
Ensyn Corporation
Investments
Equity	16,089	16,089
Net income (loss) for the year	(24,131)
Spinnova Plc
Investments
Equity	656,496	R$ 656,496
Net income (loss) for the year	(92,023)
Average share price quoted on the NFNGM | € / shares		R$ 13.43
Ibema Companhia Brasileira de Papel | Domestic (Brazil)
Investments
Equity	235,349	R$ 235,349
Net income (loss) for the year	88,228
F&E Technologies LLC | Foreign
Investments
Equity	11,188	11,188
Woodspin Oy | Foreign
Investments
Equity	22,115	R$ 22,115
Net income (loss) for the year	R$ (9)